Share Based Compensation (Details)			1 Months Ended	12 Months Ended
	Jan. 21, 2023 shares	Oct. 01, 2021 shares	Mar. 31, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 ¥ / shares	Jun. 29, 2022 $ / shares
Share Based Compensation (Details) [Line Items]
Restricted share units				90,000
Number of shares granted				522,000
Percentage of issued and outstanding	6.00%
Exercise price | $ / shares			$ 0
Unrecognized compensation expense (in Dollars) | $				$ 461,400
Unrecognized compensation expense expected to be recognized over a weighted average period				2 years 3 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares				$ 0.55			$ 0.46
Unrecognized compensation expense (in Dollars) | $				$ 1,463,634
Share-Based Payment Arrangement, Management and Employees [Member]
Share Based Compensation (Details) [Line Items]
Number of shares granted				522,000	6,816,417
Threshold period for exercise from the date of resignation				30 days
Share Option Plan 2021 [Member]
Share Based Compensation (Details) [Line Items]
Maximum number of shares authorized to grant		9,486,042
Recognized compensation expense (in Dollars) | $				$ 1,249,387	$ 6,657,140
Share Option Plan 2023 [Member]
Share Based Compensation (Details) [Line Items]
Maximum number of shares authorized to grant	12,855,546
Minimum [Member] | Share-Based Payment Arrangement, Management and Employees [Member]
Share Based Compensation (Details) [Line Items]
Service period				2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | (per share)				$ 0		¥ 0.0001
Expiration period				4 years
Maximum [Member] | Share-Based Payment Arrangement, Management and Employees [Member]
Share Based Compensation (Details) [Line Items]
Service period				4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | (per share)				$ 2.76		20
Expiration period				6 years
Restricted Stock Units (RSUs) [Member]
Share Based Compensation (Details) [Line Items]
Restricted share units		1,709,310	90,000	90,000
Threshold period for exercise from the date of resignation				30 days
Exercise price | (per share)				$ 0		¥ 0.0001
Recognized compensation expense (in Dollars) | $				$ 230,700	$ 2,865,048
Unrecognized compensation expense expected to be recognized over a weighted average period				1 year 9 months
Restricted Stock Units (RSUs) [Member] | Share Option Plan 2021 [Member]
Share Based Compensation (Details) [Line Items]
Restricted share units					1,709,310